SHARE-BASED COMPENSATION (Details 4) - Restricted stock awards - $ / shares	1 Months Ended	12 Months Ended
	May 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Shares
Beginning Balance				445,000
Granted	340,000	15,000		225,000
Vested		(7,500)		(620,000)
Cancelled / forfeited				(50,000)
Ending Balance		7,500
Weighted Average Grant Date Fair Value
Beginning Balance		$ 0.00	$ 0.00	$ 1.60
Granted		1.13	0.00	1.58
Vested		1.13	0.00	1.60
Cancelled / forfeited			0.00	1.59
Ending Balance		$ 1.13	$ 0.00	$ 0.00